RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Notes and other explanatory information [abstract]
CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka")	[1],[2]	$ 30	¥ 218	¥ 217
Feishang Management's share of office rental to Feishang Enterprise	[3],[4]	12	84	84
Shenzhen New Precise Space-Time Technology Co., Limited ("Shenzhen New PST")'s share of office rental to Feishang Enterprise	[3],[5]	$ 6	¥ 45	¥ 15

[1]	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[2]	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2022 to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
[3]	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[4]	On October 1, 2021, Feishang Management signed an office-sharing agreement with Feishang Enterprise, which will expire on September 30, 2023. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 2 years.
[5]	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 square meters of office premises annually. The latest contract is from March 14, 2023 to March 13, 2024.